Average Annual Total Returns	12 Months Ended	17 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Total Return PRIMARY INDEX
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	22.93%	[1]
Russell 1000 Value Secondary Index
Prospectus [Line Items]
Average Annual Return, Percent	14.33%	12.74%	[1]
LAFFER|TENGLER Equity Income ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	18.66%	16.02%	[1]
Performance Inception Date		Aug. 08, 2023
LAFFER|TENGLER Equity Income ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	18.36%	15.67%	[1]
LAFFER|TENGLER Equity Income ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.24%	12.26%	[1]

[1]	Fund commenced operations on August 8, 2023.